Loans and Allowance for Credit Losses, Troubled Debt Restructurings Modifications by Type (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Primary Modification Type [Abstract]
Principal	$ 2,109
Interest rate reduction	3,246
Other interest rate concessions	6,595
Total	11,950
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	481
Weighted average interest rate reduction	3.82%
Recorded investment related to interest rate reduction	4,771
Commercial and Industrial Loans [Member]
Primary Modification Type [Abstract]
Principal	166
Interest rate reduction	64
Other interest rate concessions	2,412
Total	2,642
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	84
Weighted average interest rate reduction	3.13%
Recorded investment related to interest rate reduction	69
Commercial Real Estate Mortgage [Member]
Primary Modification Type [Abstract]
Principal	113
Interest rate reduction	146
Other interest rate concessions	1,894
Total	2,153
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	24
Weighted average interest rate reduction	1.46%
Recorded investment related to interest rate reduction	160
Commercial Real Estate Construction [Member]
Primary Modification Type [Abstract]
Principal	29
Interest rate reduction	114
Other interest rate concessions	421
Total	564
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	26
Weighted average interest rate reduction	0.81%
Recorded investment related to interest rate reduction	125
Lease Financing [Member]
Primary Modification Type [Abstract]
Principal	0
Interest rate reduction	0
Other interest rate concessions	57
Total	57
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	0
Weighted average interest rate reduction	0.00%
Recorded investment related to interest rate reduction	0
Foreign Loans [Member]
Primary Modification Type [Abstract]
Principal	0
Interest rate reduction	0
Other interest rate concessions	22
Total	22
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	0
Weighted average interest rate reduction	0.00%
Recorded investment related to interest rate reduction	0
Total Commercial [Member]
Primary Modification Type [Abstract]
Principal	308
Interest rate reduction	324
Other interest rate concessions	4,806
Total	5,438
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	134
Weighted average interest rate reduction	1.55%
Recorded investment related to interest rate reduction	354
Real estate 1-4 family first mortgage [Member]
Primary Modification Type [Abstract]
Principal	1,629
Interest rate reduction	1,908
Other interest rate concessions	934
Total	4,471
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	293
Weighted average interest rate reduction	3.27%
Recorded investment related to interest rate reduction	3,322
Real estate 1-4 family junior lien mortgage [Member]
Primary Modification Type [Abstract]
Principal	98
Interest rate reduction	559
Other interest rate concessions	197
Total	854
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	28
Weighted average interest rate reduction	4.34%
Recorded investment related to interest rate reduction	654
Credit Card [Member]
Primary Modification Type [Abstract]
Principal	0
Interest rate reduction	336
Other interest rate concessions	0
Total	336
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	2
Weighted average interest rate reduction	10.77%
Recorded investment related to interest rate reduction	260
Other revolving credit and installment [Member]
Primary Modification Type [Abstract]
Principal	74
Interest rate reduction	119
Other interest rate concessions	7
Total	200
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	24
Weighted average interest rate reduction	6.36%
Recorded investment related to interest rate reduction	181
Trial modifications [Member]
Primary Modification Type [Abstract]
Principal	0
Interest rate reduction	0
Other interest rate concessions	651
Total	651
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	0
Weighted average interest rate reduction	0.00%
Recorded investment related to interest rate reduction	0
Total Consumer [Member]
Primary Modification Type [Abstract]
Principal	1,801
Interest rate reduction	2,922
Other interest rate concessions	1,789
Total	6,512
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	347
Weighted average interest rate reduction	4.00%
Recorded investment related to interest rate reduction	$ 4,417